Strive 1000 Dividend Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.5%
Advertising - 0.1%
772	Interpublic Group of Cos., Inc.	$21,925
Aerospace & Defense - 2.2%
186	BWX Technologies, Inc.	13,816
78	Curtiss-Wright Corp.	15,507
491	General Dynamics Corp.	118,483
94	HEICO Corp.	14,891
156	HEICO Corp. - Class A	19,832
76	Huntington Ingalls Industries, Inc.	16,706
384	L3Harris Technologies, Inc.	68,894
516	Lockheed Martin Corp.	234,594
282	Northrop Grumman Corp.	132,943
		635,666
Agricultural & Farm Machinery - 0.1%
115	AGCO Corp.	13,186
211	Toro Co.	17,057
		30,243
Air Freight & Logistics - 0.9%
312	Expeditors International of Washington, Inc.	34,086
1,492	United Parcel Service, Inc. - Class B	210,745
		244,831
Application Software - 1.3%
557	Intuit, Inc.	275,687
217	Roper Technologies, Inc.	106,020
		381,707
Asset Management & Custody Banks - 0.9%
216	Ameriprise Financial, Inc.	67,947
281	BlackRock, Inc.	172,051
243	SEI Investments Co.	13,039
		253,037
Biotechnology - 3.5%
3,609	AbbVie, Inc.	509,519
1,093	Amgen, Inc.	279,480
2,543	Gilead Sciences, Inc.	199,727
		988,726
Broadcasting - 0.0% (b)
68	Nexstar Media Group, Inc.	9,525
Broadline Retail - 0.0% (b)
9	Dillard's, Inc. - Class A	2,794
Building Products - 0.8%
246	A.O. Smith Corp.	17,161
163	Advanced Drainage Systems, Inc.	17,413

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Building Products - 0.8% (cont’d)
176	Allegion PLC ADR (a)	17,311
99	Carlisle Cos., Inc.	25,155
247	Fortune Brands Innovations, Inc.	13,783
66	Lennox International, Inc.	24,456
444	Masco Corp.	23,128
462	Trane Technologies PLC ADR (a)	87,923
		226,330
Cable & Satellite - 0.0% (b)
7	Cable One, Inc.	3,849
1,346	Sirius XM Holdings, Inc.	5,761
		9,610
Cargo Ground Transportation - 0.4%
164	JB Hunt Transport Services, Inc.	28,187
68	Landstar System, Inc.	11,205
202	Old Dominion Freight Line, Inc.	76,085
		115,477
Casinos & Gaming - 0.1%
132	Churchill Downs, Inc.	14,499
Communications Equipment - 1.7%
7,642	Cisco Systems, Inc.	398,377
338	Motorola Solutions, Inc.	94,120
		492,497
Construction Machinery & Heavy Transportation Equipment - 1.1%
1,058	Caterpillar, Inc.	239,161
288	Cummins, Inc.	62,294
117	Oshkosh Corp.	10,264
		311,719
Construction Materials - 0.4%
125	Martin Marietta Materials, Inc.	51,118
266	Vulcan Materials Co.	52,266
		103,384
Consumer Electronics - 0.1%
308	Garmin Ltd. ADR (a)	31,579
Consumer Staples Merchandise Retail - 2.3%
906	Costco Wholesale Corp.	500,511
443	Dollar General Corp.	52,735
954	Target Corp.	105,694
		658,940

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Data Processing & Outsourced Services - 0.3%
233	Broadridge Financial Solutions, Inc.	39,759
357	Genpact Ltd. ADR (a)	11,974
441	SS&C Technologies Holdings, Inc.	22,160
		73,893
Distillers & Vintners - 0.4%
601	Brown-Forman Corp. - Class B	33,752
324	Constellation Brands, Inc. - Class A	75,865
		109,617
Distributors - 0.2%
277	Genuine Parts Co.	35,694
74	Pool Corp.	23,367
		59,061
Diversified Banks - 0.1%
22	First Citizens BancShares, Inc. - Class A	30,376
Electric Utilities - 1.6%
491	Alliant Energy Corp.	23,956
1,053	American Electric Power Co., Inc.	79,544
686	Eversource Energy	36,900
93	IDACORP, Inc.	8,808
4,140	NextEra Energy, Inc.	241,362
160	PNM Resources, Inc.	6,762
1,125	Xcel Energy, Inc.	66,679
		464,011
Electrical Components & Equipment - 1.0%
814	Eaton Corp. PLC ADR (a)	169,239
111	Hubbell, Inc.	29,981
134	Regal Rexnord Corp.	15,867
237	Rockwell Automation, Inc.	62,286
		277,373
Electronic Components - 0.5%
1,212	Amphenol Corp. - Class A	97,627
1,524	Corning, Inc.	40,782
46	Littelfuse, Inc.	9,967
		148,376
Electronic Equipment & Instruments - 0.0% (b)
332	Cognex Corp.	11,949
Electronic Manufacturing Services - 0.3%
643	TE Connectivity Ltd. ADR (a)	75,778
Environmental & Facilities Services - 0.9%
421	Republic Services, Inc.	62,514
102	Tetra Tech, Inc.	15,393

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Environmental & Facilities Services - 0.9% (cont’d)
462	Veralto Corp. (c)	31,878
828	Waste Management, Inc.	136,065
		245,850
Fertilizers & Agricultural Chemicals - 0.0% (b)
246	FMC Corp.	13,087
Financial Exchanges & Data - 2.9%
215	Cboe Global Markets, Inc.	35,236
731	CME Group, Inc.	156,039
75	FactSet Research Systems, Inc.	32,392
1,156	Intercontinental Exchange, Inc.	124,201
69	MarketAxess Holdings, Inc.	14,749
323	Moody's Corp.	99,484
56	Morningstar, Inc.	14,181
158	MSCI, Inc.	74,505
795	Nasdaq, Inc.	39,432
656	S&P Global, Inc.	229,147
		819,366
Food Distributors - 0.2%
1,025	Sysco Corp.	68,152
Food Retail - 0.1%
76	Casey's General Stores, Inc.	20,665
Footwear - 0.9%
2,474	NIKE, Inc. - Class B	254,253
Gas Utilities - 0.1%
291	Atmos Energy Corp.	31,329
Gold - 0.0% (b)
132	Royal Gold, Inc.	13,772
Health Care Equipment - 2.8%
3,534	Abbott Laboratories	334,140
1,012	Baxter International, Inc.	32,819
2,728	Medtronic PLC ADR (a)	192,488
199	STERIS PLC ADR (a)	41,786
699	Stryker Corp.	188,884
		790,117
Health Care Services - 0.2%
28	Chemed Corp.	15,754
223	Quest Diagnostics, Inc.	29,012
		44,766

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Home Improvement Retail - 2.9%
2,058	Home Depot, Inc.	585,892
1,194	Lowe's Cos., Inc.	227,541
		813,433
Household Products - 2.8%
486	Church & Dwight Co., Inc.	44,197
244	Clorox Co.	28,719
4,823	Procter & Gamble Co.	723,595
		796,511
Human Resource & Employment Services - 1.0%
843	Automatic Data Processing, Inc.	183,960
661	Paychex, Inc.	73,404
203	Robert Half, Inc.	15,178
		272,542
Independent Power Producers & Energy Traders - 0.1%
1,304	AES Corp.	19,430
Industrial Conglomerates - 0.9%
1,360	Honeywell International, Inc.	249,234
Industrial Gases - 0.4%
450	Air Products and Chemicals, Inc.	127,098
Industrial Machinery & Supplies & Components - 1.6%
242	Donaldson Co., Inc.	13,954
286	Dover Corp.	37,166
331	Graco, Inc.	24,610
154	IDEX Corp.	29,477
594	Illinois Tool Works, Inc.	133,127
158	ITT, Inc.	14,749
112	Lincoln Electric Holdings, Inc.	19,578
99	Nordson Corp.	21,046
261	Parker-Hannifin Corp.	96,286
101	Snap-on, Inc.	26,052
486	Xylem, Inc.	45,460
		461,505
Insurance Brokers - 1.8%
396	Aon PLC - Class A ADR (a)	122,522
429	Arthur J. Gallagher & Co.	101,025
494	Brown & Brown, Inc.	34,293
1,012	Marsh & McLennan Cos., Inc.	191,926
217	Willis Towers Watson PLC ADR (a)	51,188
		500,954
Integrated Oil & Gas - 1.9%
3,690	Chevron Corp.	537,744

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Investment Banking & Brokerage - 0.2%
114	Houlihan Lokey, Inc.	11,459
398	Raymond James Financial, Inc.	37,985
		49,444
IT Consulting & Other Services - 0.1%
242	Amdocs Ltd. ADR (a)	19,399
Life & Health Insurance - 0.4%
1,127	Aflac, Inc.	88,030
177	Globe Life, Inc.	20,596
69	Primerica, Inc.	13,190
		121,816
Life Sciences Tools & Services - 2.6%
594	Agilent Technologies, Inc.	61,402
1,386	Danaher Corp.	266,140
788	Thermo Fisher Scientific, Inc.	350,479
151	West Pharmaceutical Services, Inc.	48,062
		726,083
Managed Health Care - 4.8%
481	Elevance Health, Inc.	216,493
254	Humana, Inc.	133,017
1,901	UnitedHealth Group, Inc.	1,018,100
		1,367,610
Metal, Glass & Plastic Containers - 0.1%
620	Ball Corp.	29,853
Multi-Utilities - 0.7%
533	Ameren Corp.	40,353
575	CMS Energy Corp.	31,246
1,289	Sempra	90,269
644	WEC Energy Group, Inc.	52,415
		214,283
Office Services & Supplies - 0.0% (b)
69	MSA Safety, Inc.	10,894
Oil & Gas Exploration & Production - 1.1%
2,478	ConocoPhillips	294,386
13	Texas Pacific Land Corp.	23,997
		318,383
Other Specialty Retail - 0.2%
132	Dick's Sporting Goods, Inc.	14,117
230	Tractor Supply Co.	44,289
		58,406
Packaged Foods & Meats - 1.2%
381	Flowers Foods, Inc.	8,355
296	Hershey Co.	55,456
573	Hormel Foods Corp.	18,651

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Packaged Foods & Meats - 1.2% (cont’d)
200	J M Smucker Co.	22,768
308	Lamb Weston Holdings, Inc.	27,658
34	Lancaster Colony Corp.	5,752
509	McCormick & Co., Inc.	32,525
2,782	Mondelez International, Inc. - Class A	184,196
		355,361
Paper & Plastic Packaging Products & Materials - 0.1%
157	Avery Dennison Corp.	27,329
Pharmaceuticals - 10.3%
4,293	Bristol-Myers Squibb Co.	221,218
1,734	Eli Lilly & Co.	960,515
4,928	Johnson & Johnson	731,020
5,176	Merck & Co., Inc.	531,575
11,559	Pfizer, Inc.	353,243
864	Zoetis, Inc.	135,648
		2,933,219
Property & Casualty Insurance - 0.9%
529	Allstate Corp.	67,781
308	Cincinnati Financial Corp.	30,698
47	Erie Indemnity Co. - Class A	12,981
44	Kinsale Capital Group, Inc.	14,692
113	Selective Insurance Group, Inc.	11,764
469	Travelers Cos., Inc.	78,529
398	W.R. Berkley Corp.	26,833
		243,278
Rail Transportation - 1.6%
4,097	CSX Corp.	122,295
466	Norfolk Southern Corp.	88,908
1,233	Union Pacific Corp.	255,983
		467,186
Regional Banks - 0.1%
223	Commerce Bancshares, Inc.	9,781
136	Cullen/Frost Bankers, Inc.	12,375
268	First Financial Bankshares, Inc.	6,445
		28,601
Renewable Electricity - 0.0% (b)
161	NextEra Energy Partners LP	4,358
Research & Consulting Services - 0.1%
266	Booz Allen Hamilton Holding Corp.	31,901
Restaurants - 2.5%
68	Domino's Pizza, Inc.	23,051
1,495	McDonald's Corp.	391,944
2,310	Starbucks Corp.	213,074

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Restaurants - 2.5% (cont’d)
574	Yum! Brands, Inc.	69,374
		697,443
Semiconductor Materials & Equipment - 1.8%
1,711	Applied Materials, Inc.	226,451
282	KLA Corp.	132,455
274	Lam Research Corp.	161,172
		520,078
Semiconductors - 5.4%
1,023	Analog Devices, Inc.	160,949
826	Broadcom, Inc.	694,972
1,101	Microchip Technology, Inc.	78,490
91	Monolithic Power Systems, Inc.	40,198
2,280	Qualcomm, Inc.	248,497
312	Skyworks Solutions, Inc.	27,063
1,857	Texas Instruments, Inc.	263,713
88	Universal Display Corp.	12,248
		1,526,130
Soft Drinks & Non-alcoholic Beverages - 1.6%
2,815	PepsiCo, Inc.	459,633
Specialized Consumer Services - 0.1%
291	Service Corp. International	15,836
Specialty Chemicals - 1.0%
92	Ashland, Inc.	7,050
514	Ecolab, Inc.	86,218
476	PPG Industries, Inc.	58,439
272	RPM International, Inc.	24,825
484	Sherwin-Williams Co.	115,294
		291,826
Systems Software - 6.6%
113	Dolby Laboratories, Inc. - Class A	9,146
4,551	Microsoft Corp.	1,538,739
3,199	Oracle Corp.	330,777
		1,878,662
Technology Distributors - 0.2%
273	CDW Corp.	54,709
Technology Hardware, Storage & Peripherals - 5.2%
8,415	Apple, Inc.	1,437,030
423	NetApp, Inc.	30,786
		1,467,816
Trading Companies & Distributors - 0.6%
1,145	Fastenal Co.	66,799
66	Watsco, Inc.	23,027

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Trading Companies & Distributors - 0.6% (cont’d)
93	W.W. Grainger, Inc.	67,874
		157,700
Transaction & Payment Processing Services - 5.0%
148	Jack Henry & Associates, Inc.	20,867
1,712	Mastercard, Inc. - Class A	644,311
3,272	Visa, Inc. - Class A	769,247
		1,434,425
Water Utilities - 0.2%
398	American Water Works Co., Inc.	46,825
467	Essential Utilities, Inc.	15,626
		62,451
	TOTAL COMMON STOCKS (Cost $27,977,925)	27,436,844

REAL ESTATE INVESTMENT TRUSTS - 3.0%
Data Center - 0.8%
596	Digital Realty Trust, Inc.	74,119
191	Equinix, Inc.	139,361
		213,480
Industrial - 0.8%
89	EastGroup Properties, Inc.	14,529
264	First Industrial Realty Trust, Inc.	11,167
1,886	Prologis, Inc.	190,015
421	Rexford Industrial Realty, Inc.	18,204
		233,915
Multi-Family Residential - 0.1%
237	Mid-America Apartment Communities, Inc.	28,002
Retail - 0.0% (b)
176	Agree Realty Corp.	9,845
Self-Storage - 0.2%
443	CubeSmart	15,102
425	Extra Space Storage, Inc.	44,026
159	National Storage Affiliates Trust	4,534
		63,662
Single-Family Residential - 0.2%
367	Equity LifeStyle Properties, Inc.	24,149
243	Sun Communities, Inc.	27,031
		51,180
Telecom Tower - 0.9%
951	American Tower Corp.	169,459
885	Crown Castle, Inc.	82,287
		251,746
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $957,845)	851,830

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
MONEY MARKETS FUNDS - 0.4%
102,512	First American Government Obligations Fund - Class X, 5.27% (d)	102,512
	TOTAL MONEY MARKETS FUNDS (Cost $102,512)	102,512

	TOTAL INVESTMENTS (Cost $29,038,282) - 99.9%	$28,391,186
	Other Assets in Excess of Liabilities - 0.1%	16,540
	TOTAL NET ASSETS - 100.0%	$28,407,726

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Foreign issued security.
(b) Represents less than 0.05% of net assets.
(c) Non-income producing security.
(d) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive 1000 Dividend Growth ETF did not hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$27,436,844	$ -	$-	$27,436,844
Real Estate Investment Trusts	8,51,830	-	-	8,51,830
Money Market Funds	1,02,512	-	-	1,02,512
Total Investments in Securities	$28,391,186	$ -	$-	$28,391,186
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Strive 1000 Dividend Growth ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.